Related-party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of Transactions Between Related Parties

		For the six months ended June 30,
(in €‘000)	Relationship	2023	2022
Madeleine Charging B.V.	Immediate parent entity
Interest expenses on shareholder loans		—	1,741
Management fee		—	12
Reimbursement of advisory fees			280
Share-based payment expenses			74,001
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		—	1,474
EV Cars	Other related party
Revenue from contracts with related party		9,106	18,344
Voltalis	Other related party
Revenue from contracts with related party		2,728	290